Rentals under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Rentals under Operating Leases
Schedule of future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter

2012	$2,273,866
2013	2,049,321
2014	1,833,426
2015	1,575,756
2016	1,328,790
Thereafter	3,445,759

$12,506,918